Tax Benefit (expense) Allocated to each Component of Other Comprehensive Income (loss) (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Other Comprehensive Income (Loss), Tax [Abstract]
Unrealized losses on available-for-sale investments	¥ (4)	$ (1)	¥ (18)	¥ (13)